UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

             Investment Company Act file number    811-10479
                                               --------------------

                         UBS Event & Equity Fund L.L.C.
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               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                  Date of reporting period: September 30, 2006
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, Street100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                    UBS EVENT & EQUITY FUND, LLC
                                                SCHEDULE OF INVESTMENTS IN FUNDS
                                                                     (UNAUDITED)
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                                                              SEPTEMBER 30, 2006

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
                                                                                         PERIOD FROM
                                                                                       JANUARY 1, 2006
                                                                                       TO SEPTEMBER 30,
                                                           AT SEPTEMBER 30, 2006             2006
                                                ------------------------------------  -----------------
                                                                                         REALIZED AND
                                                                             % OF      UNREALIZED GAIN
                                                                             MEMBERS     (LOSS) FROM
INVESTMENT FUND                                     COST       FAIR VALUE    CAPITAL      INVESTMENT          LIQUIDITY
---------------------------------------------   ------------  ------------  --------  -----------------  ------------------
Amber Fund, LTD                                 $ 17,500,000  $ 22,003,727     6.34%     $ 4,503,727          Quarterly
Aspen Partners, L.P. Series A                              -     3,880,213     1.12        1,905,461          Annually
Brookdale International Partners, L.P.            16,750,000    20,018,088     5.77        2,620,633          Quarterly
Canyon Value Realization Fund, L.P.               13,500,000    20,727,781     5.97        1,498,862          Annually
Cycladic Catalyst Fund, L.P.                      12,000,000    12,463,685     3.59         (458,398)         Quarterly
Cycladic Catalyst Fund, LTD                        5,000,000     5,073,514     1.46         (185,021)         Quarterly
Gracie Capital L.P. *                             11,000,000    16,269,832     4.69          592,169          Annually
Harbinger Capital Partners I, L.P. **             11,000,000    21,813,151     6.29        2,771,412          Quarterly
Highland Credit Strategies Fund, LTD              12,000,000    12,983,137     3.74          983,137          Quarterly
Jana Partners Fund, L.P.                          15,000,000    16,224,626     4.68        1,224,626          Quarterly
Jana Piranha Fund, L.P.                            6,000,000     6,064,257     1.75           64,257          Quarterly
LaGrange Capital Partners, L.P.                   11,000,000    12,744,280     3.67          325,991          Annually
Marathon Special Opportunity Fund, L.P.            5,000,000     5,424,010     1.56          424,010          Quarterly
North Run Master, L.P.                            13,000,000    17,784,856     5.13        2,635,908          Quarterly
OZ Domestic Partners, L.P.                        17,500,000    28,154,217     8.11        3,212,325          Annually
Seneca Capital, L.P.                              14,000,000    22,788,293     6.57        1,976,980          Annually
Steel Partners Japan Strategic Fund, L.P.         10,000,000    10,147,493     2.92          147,493          Quarterly
Tala Partners II, L.P.                             9,000,000     9,319,554     2.69          284,553         Semi-Annual
The Children's Investment Fund, L.P.              11,000,000    15,151,496     4.37        2,812,796          Annually
Trilogy Financial Partners, L.P.                  15,000,000    21,208,032     6.11        2,474,735          Quarterly
Wesley Capital QP, L.P.                           15,000,000    20,700,436     5.97        1,889,084          Quarterly
Whitney New Japan Partners, L.P.                  10,000,000    15,816,950     4.56       (4,634,787)         Quarterly
Redeemed Investment Funds                                  -             -        -        1,151,123
                                                ------------  ------------  --------  ---------------
TOTAL                                           $250,250,000  $336,761,628    97.06%    $ 28,221,076
                                                ============  ============  ========  ===============

* Gracie Capital, L.P. incentive allocation is 20% of net profits earned, until a 30% return is achieved, then the incentive allocation becomes 30% of net profits earned.
** Name officially changed as of January 1, 2006 previously known as Harbert Distressed Investment Fund, L.P.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    UBS Event & Equity Fund L.L.C.
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By (Signature and Title)*    /s/ Douglas Lindgren
                         -------------------------------------------------------
                             Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date    November 20, 2006
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Douglas Lindgren
                         -------------------------------------------------------
                             Douglas Lindgren, Principal Executive Officer
                             (principal executive officer)

Date    November 20, 2006
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By (Signature and Title)*    /s/ C. Philip Tazza
                         -------------------------------------------------------
                             C. Philip Tazza, Principal Accounting Officer (principal financial officer)

Date    November 20, 2006
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* Print the name and title of each signing officer under his or her signature.